Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	¥ 5,655,676	¥ 8,501,499	¥ 8,784,496
Interest paid to related parties	(2,126)	(1,326)	0
Interest paid	(61,304)	(34,339)	(17,664)
Income tax paid	(534,467)	(1,806,400)	(1,706,014)
Net cash generated from operating activities	5,057,779	6,659,434	7,060,818
Cash flows from investing activities
Dividends received from joint ventures and associates	594,868	811,473	479,633
Interest received from related parties	1,295	610	5,147
Interest received from banks excluded structured deposits	445,105	393,671	221,835
Interest received from structured deposits	86,848	23,149	0
Net proceeds/(losses) from settlement of derivative financial instrument	(15,316)	16,540	0
Net proceeds from disposal of property, plant and equipment	67,503	210,122	3,407
Net proceeds from disposal of joint ventures	0	0	10,339
Proceeds from disposal of a subsidiary	0	9,600	0
Cash received from entrusted lending	0	12,000	88,000
Cash received from structured deposits	3,200,000	0	0
Cash received from time deposits within one year	4,100,000	4,000,000	500,000
Cash payment for time deposits above one year	(3,500,000)	0	0
Cash payment for time deposits within one year	(4,100,000)	(3,500,000)	(2,500,000)
Cash payment for structured deposits	(3,800,000)	(2,700,000)	0
Cash payment for acquisition of associate	(248,184)	0	0
Cash payment of entrusted lending	0	0	(12,000)
Cash payment for equity instruments	(5,000)	0	0
Payments for sale of financial assets at fair value through other comprehensive income	(19,513)	0	0
Cash held by the subsidiary before disposal	(404)	(18,529)	0
Purchases of property, plant and equipment and other long-term assets from related parties	(83,447)	(143,554)	(172,154)
Purchases of property, plant and equipment and other long-term assets from third parties	(1,346,964)	(1,043,451)	(1,024,909)
Net cash used in investing activities	(4,623,209)	(1,928,369)	(2,400,702)
Cash flows from financing activities
Proceeds from borrowings from related parties	0	50,000	0
Proceeds from borrowings from banks	4,755,100	2,486,759	2,119,147
Proceeds from exercising share option scheme	0	37,102	54,580
Repayments of borrowings to related parties	0	(50,000)	0
Repayments of borrowings to banks	(3,695,208)	(2,596,157)	(2,059,422)
Cash payment of acquisition of non-controlling interests	0	(152,800)	0
Dividends paid to the Company's shareholders	(2,704,864)	(3,275,656)	(2,697,188)
Dividends paid by subsidiaries to non-controlling interests	(3,266)	(6,457)	(6,900)
Principal elements of lease payments	(89,124)	0	0
Net cash used in financing activities	(1,737,362)	(3,507,209)	(2,589,783)
Net increase/(decrease) in cash and cash equivalents	(1,302,792)	1,223,856	2,070,333
Cash and cash equivalents at beginning of the year	8,741,893	7,504,266	5,440,623
Exchange gains on cash and cash equivalents	10,598	13,771	(6,690)
Cash and cash equivalents at end of the year	¥ 7,449,699	¥ 8,741,893	¥ 7,504,266